Property, plant & equipment	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Property, plant & equipment	Property, plant & equipment.

Cost	Land	Buildings	Machinery and Equipment	Refrigeration Equipment	Returnable Bottles	Investments in Fixed Assets in Progress	Leasehold Improvements	Other	Total
Cost as of January 1, 2021	Ps. 5,240	Ps. 18,653	Ps. 39,664	Ps. 20,202	Ps. 17,924	Ps. 5,894	Ps. 737	Ps. 851	Ps. 109,165
Additions (1)	—	21	61	427	3,655	7,911	—	217	12,292
Transfer of completed projects in progress	—	731	4,791	1,351	31	(7,001)	95	2	—
Disposals	(6)	(20)	(2,680)	(1,614)	(2,299)	—	(62)	(16)	(6,697)
Effects of changes in foreign exchange rates	(144)	(637)	(1,919)	(556)	(365)	(70)	(22)	(77)	(3,790)
Changes in value on the recognition of inflation effects	140	326	1,260	319	487	—	138	321	2,991
Cost as of December 31, 2021	Ps. 5,230	Ps. 19,074	Ps. 41,177	Ps. 20,129	Ps. 19,433	Ps. 6,734	Ps. 886	Ps. 1,298	Ps. 113,961

Cost	Land	Buildings	Machinery and Equipment	Refrigeration Equipment	Returnable Bottles	Investments in Fixed Assets in Progress	Leasehold Improvements	Other	Total
Cost as of January 1, 2022	Ps. 5,230	Ps. 19,074	Ps. 41,177	Ps. 20,129	Ps. 19,433	Ps. 6,734	Ps. 886	Ps. 1,298	Ps. 113,961
Additions (1)	267	38	399	939	4,123	12,641	26	294	18,727
Additions from business combinations	36	289	365	126	8	482	—	—	1,306
Transfer of completed projects in progress	139	1,477	4,248	2,485	645	(9,023)	27	2	—
Disposals	(18)	(209)	(858)	(1,072)	(381)	—	(27)	(9)	(2,574)
Effects of changes in foreign exchange rates	(424)	(1,157)	(3,225)	(1,277)	(1,708)	(438)	(15)	(172)	(8,416)
Changes in value on the recognition of inflation effects	222	735	2,474	536	849	7	—	—	4,823
Cost as of December 31, 2022	Ps. 5,452	Ps. 20,247	Ps. 44,580	Ps. 21,866	Ps. 22,969	Ps. 10,403	Ps. 897	Ps. 1,413	Ps. 127,827

Cost	Land	Buildings	Machinery and Equipment	Refrigeration Equipment	Returnable Bottles	Investments in Fixed Assets in Progress	Leasehold Improvements	Other	Total
Cost as of January 1, 2023	Ps. 5,452	Ps. 20,247	Ps. 44,580	Ps. 21,866	Ps. 22,969	Ps. 10,403	Ps. 897	Ps. 1,413	Ps. 127,827
Additions (1)	1	27	211	855	2,782	15,939	—	297	20,112
Transfer of completed projects in progress	72	1,506	5,415	2,346	2,110	(11,109)	(331)	(9)	—
Disposals	(8)	(44)	(1,071)	(1,245)	(270)	(2)	—	(3)	(2,643)
Effects of changes in foreign exchange rates	(475)	(1,908)	(4,788)	(1,298)	(2,155)	(550)	(51)	(116)	(11,341)
Changes in value on the recognition of inflation effects	177	592	1,895	400	655	128	—	—	3,847
Cost as of December 31, 2023	Ps. 5,219	Ps. 20,420	Ps. 46,242	Ps. 22,924	Ps. 26,091	Ps. 14,809	Ps. 515	Ps. 1,582	Ps. 137,802

(1) Total includes Ps. 499 , Ps. 1,971 and Ps. 3,784 outstanding payment to suppliers, as of December 31, 2023, 2022 and 2021 respectively

Accumulated Depreciation	Land	Buildings	Machinery and Equipment	Refrigeration Equipment	Returnable Bottles	Investments in Fixed Assets in Progress	Leasehold Improvements	Other	Total
Accumulated depreciation as of January 1, 2021	Ps. —	Ps. (5,043)	Ps. (19,842)	Ps. (11,859)	Ps. (12,153)	Ps. —	Ps. (379)	Ps. (429)	Ps. (49,705)
Depreciation for the year	—	(484)	(2,793)	(2,097)	(2,708)	—	(80)	(122)	(8,284)
Disposals	—	6	2,336	1,493	2,390	—	62	10	6,297
Effects of changes in foreign exchange rates	—	162	867	372	222	—	8	48	1,679
Changes in value on the recognition of inflation effects	—	(139)	(946)	(209)	(427)	—	(6)	(38)	(1,765)
Accumulated depreciation as of December 31, 2021	Ps. —	Ps. (5,498)	Ps. (20,378)	Ps. (12,300)	Ps. (12,676)	Ps. —	Ps. (395)	Ps. (531)	Ps. (51,778)

Accumulated Depreciation	Land	Buildings	Machinery and Equipment	Refrigeration Equipment	Returnable Bottles	Investments in Fixed Assets in Progress	Leasehold Improvements	Other	Total
Accumulated depreciation as of January 1, 2022	Ps. —	Ps. (5,498)	Ps. (20,378)	Ps. (12,300)	Ps. (12,676)	Ps. —	Ps. (395)	Ps. (531)	Ps. (51,778)
Depreciation for the year	—	(835)	(3,331)	(1,437)	(3,234)	—	(25)	(135)	(8,997)
Disposals	—	194	854	936	306	—	26	7	2,323
Effects of changes in foreign exchange rates	—	340	2,193	860	1,274	—	7	143	4,817
Changes in value on the recognition of inflation effects	—	(244)	(1,605)	(354)	(745)	—	(5)	(34)	(2,987)
Accumulated depreciation as of December 31, 2022	Ps. —	Ps. (6,043)	Ps. (22,267)	Ps. (12,295)	Ps. (15,075)	Ps. —	Ps. (392)	Ps. (550)	Ps. (56,622)

Accumulated Depreciation	Land	Buildings	Machinery and Equipment	Refrigeration Equipment	Returnable Bottles	Investments in Fixed Assets in Progress	Leasehold Improvements	Other	Total
Accumulated depreciation as of January 1, 2023	Ps. —	Ps. (6,043)	Ps. (22,267)	Ps. (12,295)	Ps. (15,075)	Ps. —	Ps. (392)	Ps. (550)	Ps. (56,622)
Depreciation for the year		(555)	(3,101)	(1,844)	(3,256)		(15)	(148)	(8,919)
Disposals		26	825	1,260	261		—	1	2,373
Effects of changes in foreign exchange rates		640	3,087	793	1,783		117	114	6,534
Changes in value on the recognition of inflation effects		(218)	(1,264)	(291)	(649)		(2)	(14)	(2,438)
Accumulated depreciation as of December 31, 2023	Ps. —	Ps. (6,150)	Ps. (22,720)	Ps. (12,377)	Ps. (16,936)	Ps. —	Ps. (292)	Ps. (597)	Ps. (59,072)

Carrying Amount	Land	Buildings	Machinery and Equipment	Refrigeration Equipment	Returnable Bottles	Investments in Fixed Assets in Progress	Leasehold Improvements	Other	Total
As of December 31, 2021	Ps. 5,230	Ps. 13,576	Ps. 20,799	Ps. 7,829	Ps. 6,757	Ps. 6,734	Ps. 491	Ps. 767	Ps. 62,183
As of December 31, 2022	Ps. 5,452	Ps. 14,204	Ps. 22,313	Ps. 9,571	Ps. 7,894	Ps. 10,403	Ps. 505	Ps. 863	Ps. 71,205
As of December 31, 2023	Ps. 5,219	Ps. 14,270	Ps. 23,522	Ps. 10,547	Ps. 9,155	Ps. 14,809	Ps. 223	Ps. 985	Ps. 78,730